REVENUES (Details Textual)	3 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 20, 2007 Merck Serono [Member] USD ($)	Jun. 30, 2012 Undisclosed Partners [Member] USD ($)	Sep. 30, 2012 Gsk [Member] USD ($)	Sep. 30, 2012 Gsk [Member] EUR (€)	Nov. 30, 2011 Gsk [Member] USD ($)	Nov. 30, 2011 Gsk [Member] EUR (€)
License and research revenue	$ 2,054,000	$ 2,482,000	$ 4,164,000	$ 5,696,000			$ 2,836,000
Research Revenues			2,898,000		659,000
Licenses Revenue			1,266,000		21,000	648,000
Product sales and services	2,053,000	2,290,000	5,431,000	3,914,000				852,000	650,000	3,700,000	2,600,000
Other revenues	$ 1,926,000	$ 1,981,000	$ 3,798,000	$ 3,907,000